Other Current Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Financial Liabilities [Abstract]
Schedule of other current financial liabilities
As at December 31,	2022	2021
Derivative liabilities (Note 30)	$—	$5,367
Security deposits	632	875
Satellite performance incentive payments	6,567	7,485
Interest payable(a)	38,536	19,814
Other	2,662	3,106
Other current financial liabilities	$48,397	$36,647

(a)      Interest payable included interest payable on indebtedness and satellite performance incentive payments.